Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Assets:
Loans and advances	¥ 90,682,938		¥ 85,129,070		¥ 84,805,192
Others	4,079,814		4,043,908		3,958,897
Liabilities:
Deposits	134,404,652		128,461,527		128,461,527
Others	6,131,739		6,882,740		¥ 6,799,291
Income statements:
Expense (interest expense and others)	2,291,025		2,605,886	¥ 2,283,894
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	1,661,149	[1]	222,890
Others	89,534	[1]	39,254
Liabilities:
Deposits	178,076	[1]	267,289
Others	78,540	[1]	29,049
Income statements:
Income (interest income, fee and commission income, and others)	38,713	[1]	15,665	17,433
Expense (interest expense and others)	¥ 25,799	[1]	¥ 15,601	¥ 17,411

[1]	On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited ("SMFL"), which had been the Company's subsidiary, became the Company's joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.